Financial Instruments - Summary of The Percentage Provision Per Type of Customer Or Revenue And Age of Balance (Detail) - Trade Receivables And Contract Assets [Member]	Dec. 31, 2023	Dec. 31, 2022
Current [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.17%	0.28%
Current [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.45%	0.43%
Current [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.27%	1.15%
Current [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.24%	0.92%
More than 30 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.49%	1.66%
More than 30 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	11.90%	10.86%
More than 30 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	23.08%	18.72%
More than 30 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	8.26%	5.61%
More than 60 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	3.67%	4.18%
More than 60 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	27.72%	24.25%
More than 60 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	38.67%	30.24%
More than 60 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	15.17%	12.50%
More than 120 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	14.72%	16.82%
More than 120 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	63.56%	50.98%
More than 120 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	65.30%	56.91%
More than 120 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	49.70%	74.13%
More than 180 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	38.49%	47.00%
More than 180 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	83.38%	68.68%
More than 180 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	81.19%	77.94%
More than 180 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	74.63%	95.64%
More than 270 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	85.78%	87.08%
More than 270 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	94.20%	92.28%
More than 270 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	98.04%	96.91%
More than 270 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	98.90%	98.57%
More than 300 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%